Assets And Liabilities Classified As Held For Sale; Profit (Loss) From Discontinued Operations - Summary of Changes in Assets and Liabilities Classified as Held for Sale (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of assets and liabilities classified as held for sale [abstract]
Reclassification of investments - Note 17	R$ 1,786
Changes in assets and liabilities classified as held for sale	32
Assets and liabilities held for sale	R$ 1,818